Nile Global Frontier Fund

a series of Nile Capital Investment Trust

Class A shares

Class C shares

Institutional Class shares: NFRNX

Supplement dated February 27, 2014 to the Prospectus and Summary Prospectus, each dated August 1, 2013, as supplemented December 18, 2013

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Investment Minimums

Effective immediately, Institutional Class shares may be purchased with an initial investment of $2,000.  Subsequent investments may be made with as little as $100.  The Fund reserves the right to waive these minimums.  Any other references in the Prospectus or Summary Prospectus that are inconsistent with these changes should be disregarded.

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You should read this Supplement in conjunction with the Statement of Additional Information dated August 1, 2013, as supplemented December 18, 2013, as well as with the Prospectus and Summary Prospectus each dated August 1, 2013, as supplemented December 18, 2013.  These documents provide information that you should know about the Fund before investing.  These documents are available upon request and without charge by calling the Fund toll-free at 1-877-68-AFRICA (1-877-682-3742).

Please retain this Supplement for future reference.

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